Income Tax - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Depreciation of property and equipment, net	$ 14,827	$ 5,964	$ 3,892
Government grants	186,811	187,762	166,336
Net operating loss forwards	49,726,611	17,075,387	8,086,361
Less: valuation allowance	$ (49,928,249)	$ (17,269,113)	$ (8,256,589)